Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands, shares in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of Financial Position [Abstract]
Non-trade accounts receivable	$ 10,688	$ 6,461
Accumulated depreciation on vessel and equipment	711,758	665,206
Sale Leaseback Transaction, Accumulated Depreciation	$ 109,853	$ 66,878
Limited Partners - common units issued	77.5	79.4
Limited Partners - common units outstanding	77.5	79.4
Limited Partners - preferred units issued	11.9	11.8
Limited Partners - preferred units outstanding	11.9	11.8